Provisions (Tables)	6 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2018	26.3	75.4	10.2	10.4	18.5	140.8
Additional provision in the period	—	—	—	—	1.2	1.2
Release of provision	(0.1)	—	—	—	(0.9)	(1.0)
Acquired through business combinations	—	—	—	—	6.8	6.8
Utilization of provision	(10.5)	(2.2)	—	—	(0.8)	(13.5)
Unwinding of discounting	—	0.4	—	0.2	—	0.6
Foreign exchange	—	(4.3)	—	—	—	(4.3)
Balance at June 30, 2018	15.7	69.3	10.2	10.6	24.8	130.6

Analysis of total provisions:		June 30, 2018		December 31, 2017
Current		65.9		68.0
Non-current		64.7		72.8
Total		130.6		140.8